CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (554,798)	$ (780,745)	$ (2,843,473)	$ (2,854,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant and option expense	22,367	377,379	525,703	509,604
Stock-based compensation	102,207	0	237,550	849,625
Amortization of debt discounts	80,254	55,216	269,576	63,663
Amortization of deferred financing cost	0	4,701	17,111	0
Depreciation	16,470	10,627	60,453	2,087
Loss on debt extinguishment.	84,270	0	220,703	0
Gain on settlement of accounts payable.	0	0	0	(53,252)
Gain on derivative instrument.	(3,693)	0	0	0
Net change in operating assets and liabilities:
Prepaid expenses and other current assets.	(30,016)	(24,176)	37,432	(20,509)
Deferred costs.	0	0	0	100,000
Inventory.	(71,567)	(33,254)	(52,279)	0
Deposits	0	(19,149)	0	0
Accounts payable.	135,369	12,446	172,788	70,955
Accrued compensation - related parties.	110,000	0	228,975	0
Accrued liabilities.	(59,547)	(3,664)	405,127	9,900
Interest payable.	12,743	25,556	38,323	118,814
Net Cash Used in Operating Activities	(155,941)	(375,063)	(682,011)	(1,222,956)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(787)	(40,225)	(80,954)	(168,723)
Restricted cash.	(1)	0	(59,499)	0
Net Cash Used in Investing Activities	(788)	(40,225)	(140,453)	(168,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	0	50,000	965,000
Proceeds from option exercise	0	0	0	21,500
Proceeds from notes payable	92,000	250,000	583,000	250,000
Proceeds from note payable - related party	0	0	30,000	0
Increase in finance contracts	32,773	22,968	39,960	17,439
Payments on finance contracts	(5,214)	(2,221)	(27,616)	(17,439)
Net Cash Provided by Financing Activities	119,559	270,747	675,344	1,236,500
NET (DECREASE) IN CASH	(37,170)	(144,541)	(147,120)	(155,179)
CASH, BEGINNING OF YEAR	71,393	218,513	218,513	373,692
CASH, END OF YEAR	34,223	73,972	71,393	218,513
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	10,315	172	33,435	0
Cash paid for income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for third party payables	217,431	0	0	0
Common stock issued on settlement of debt and accrued interest	307,982	0	0	0
Common stock issued for inventory	378,430	0	0	0
Common stock issued for prepayment of services	120,337	0	0	0
Debt discount from derivative liabilities	92,000	0	0	0
Reclassification of warrants from equity to derivative liabilities	205,526	0	0	0
Warrants issued with debt	0	73,053	0	0
Debt issued for equipment purchase	0	0	0	400,000
Common stock issued with note payable.	0	0	119,559	222,222
Reversal of common stock granted for deferred costs	0	0	0	20,476
Warrants issued for deferred financing costs	0	17,111	17,111	0
Warrants issued with notes payable	0	0	73,053	0
Common stock issued for related party payables	$ 102,849	$ 0	$ 53,534	$ 0